GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA - Schedule of property and equipment, net and right of use assets by geographic area (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Geographical Information [Line Items]
Property and equipment, net and ROU assets	$ 114.3	$ 107.9
Israel
Schedule Of Geographical Information [Line Items]
Property and equipment, net and ROU assets	78.0	78.4
U.S.
Schedule Of Geographical Information [Line Items]
Property and equipment, net and ROU assets	11.9	9.3
Rest of the world
Schedule Of Geographical Information [Line Items]
Property and equipment, net and ROU assets	$ 24.4	$ 20.2